Basis of Presentation and Going Concern (Details) - USD ($)				3 Months Ended
	Oct. 31, 2025	Apr. 16, 2025	Feb. 28, 2022	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025
Basis of Presentation and Going Concern [Line Items]
Inflation rate			100.00%
Net losses				$ (7,426,566)	$ (10,069,264)
Accumulated losses				(188,359,782)		$ (180,933,216)
Cash				5,655,036
Percentage of convertible notes		12.50%
April 2029 Convertible Notes [Member]
Basis of Presentation and Going Concern [Line Items]
Aggregate principal amount		$ 23,000,000
April 2025 Note Subscription Agreement [Member] | Maximum [Member]
Basis of Presentation and Going Concern [Line Items]
Aggregate principal amount				13,000,000
April 2025 Note Subscription Agreement [Member] | Minimum [Member]
Basis of Presentation and Going Concern [Line Items]
Aggregate principal amount				$ 10,000,000
October 2029 Convertible Notes [Member]
Basis of Presentation and Going Concern [Line Items]
Percentage of convertible notes	11.00%
Aggregate principal amount	$ 100,000,000